Income taxes - Expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before income taxes	$ 21,417	$ 6,468
Tax rate	27.00%	27.00%
Expected expense	$ 5,783	$ 1,746
(Decrease) increase related to:
Income tax adjustments and reassessments	0	30
Non taxable portion of capital gains	(60)	(672)
Stock-based compensation	26	88
Other	347	12
Deferred income tax expense	$ 6,096	$ 1,204